Condensed Consolidated Balance Sheet (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, shares authorized	20,000,000	20,000,000
Common Stock, par value	$ 0.001	$ 0.001	$ 0.0001
Common Stock, shares authorized	90,000,000	300,000,000	300,000,000
Common Stock, shares issued	31,682,537	28,500,000	27,000,000
Common Stock, shares outstanding	31,682,537	28,500,000	27,000,000
Series A Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	33,314	33,314
Preferred stock, shares outstanding	33,314	33,314
Series B Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	8,063	7,000
Preferred stock, shares outstanding	8,063	7,000
Series D Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	2,013	0
Preferred stock, shares outstanding	2,013	0